Accounts payable and accrued liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued liabilities
Trade payable	$ 448,206	$ 196,198
Sales tax payable	345,036	150,832
Accrued liabilities	972,889	782,777
Total accounts payable	$ 1,766,131	$ 1,129,807